Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers Disaggregated by Service Lines (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Product revenues
Total net revenues	¥ 3,138	$ 449
Sale of health and wellness products [Member]
Product revenues
Total net revenues	1,135
Sale of mobile charging robots and charging piles [Member]
Product revenues
Total net revenues	1,826
Charging services through mobile charging robots [Member]
Product revenues
Total net revenues	95
Charging services through charging piles [Member]
Product revenues
Total net revenues	82
Point in Time [Member]
Product revenues
Total net revenues	3,138
Point in Time [Member] | Sale of health and wellness products [Member]
Product revenues
Total net revenues	1,135
Point in Time [Member] | Sale of mobile charging robots and charging piles [Member]
Product revenues
Total net revenues	1,826
Point in Time [Member] | Charging services through mobile charging robots [Member]
Product revenues
Total net revenues	95
Point in Time [Member] | Charging services through charging piles [Member]
Product revenues
Total net revenues	¥ 82